Equity - Schedule of Stock Option-Based Expense (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Stock option-based expense	$ 1,534,416	$ 1,284,499	$ 2,550,521	$ 2,909,985
Research and Development Expense [Member]
Stock option-based expense	603,081	685,124	1,266,911	1,313,946
General and Administrative Expense [Member]
Stock option-based expense	296,014	279,594	570,765	470,748
Sales and Marketing Expense [Member]
Stock option-based expense	245,408	112,290	293,226	181,903
Cost of Goods Sold [Member]
Stock option-based expense	304,412	119,745	236,825	58,182
Board Option Expense [Member]
Stock option-based expense	$ 85,501	$ 87,746	$ 182,794	$ 885,206